OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
Summary of other long-term assets	The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2021	2020
Restricted cash	20	$51	$75
Long-term receivables		30	28
Due from related parties	27	10	2
Other		6	4
		$97	$109